ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
5.	ACCOUNTS RECEIVABLE

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Accounts receivable	189,646	144,921	22,274
Allowance for doubtful accounts	(57)	(12,969)	(1,993)
Accounts receivable, net	189,589	131,952	20,281

The movement in the allowance for doubtful accounts were as follows:

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Balance at the beginning of the year	2,281	1,781	57	9
Acquisition of CHS	167	—	—	—
Provisions for the year	2,925	1,066	14,840	2,281
Reversal of provisions from prior periods due to subsequent cash collection during the year	(749)	—	—	—
Amounts written off during the year	(2,843)	(2,790)	(1,928)	(297)
Balance at the end of the year	1,781	57	12,969	1,993

Provisions for allowance for doubtful debts are recorded in “general and administrative expenses” in the consolidated statements of comprehensive loss.

Accounts receivable with carrying value of RMB34,850 and RMB13,164 (US$2,023) were used to secure bank borrowings of RMB45,400 and RMB20,100 (US$3,089) as at December 31, 2016 and 2017, respectively (note 17).